Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2023
Basis of Presentation and General Information [Abstract]
Subsidiaries in Consolidation
a.	Subsidiaries in Consolidation:

United’s subsidiaries included in these unaudited interim consolidated financial statements as of June 30, 2023:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
United Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)	Marshall Islands	Gloriuship	July 6, 2022	N/A
Epanastasea Maritime Co. (1)	Marshall Islands	Epanastasea	September 2, 2022	Note 5
Parosea Shipping Co. (1)	Marshall Islands	Parosea	August 10, 2022	November 8, 2022
Bluesea Shipping Co. (1)	Marshall Islands	Bluesea	August 12, 2022	December 1, 2022
Minoansea Maritime Co. (1)	Marshall Islands	Minoansea	August 30, 2022	December 22, 2022
Good Maritime Co. (1)	Liberia	Goodship	February 10, 2023	N/A
Traders Maritime Co. (1)	Marshall Islands	Tradership	February 28, 2023	N/A
Chrisea Maritime Co. (1)(3)	Marshall Islands	Chrisea	February 21, 2023	N/A
Oasea Maritime Co. (1)(3)	Marshall Islands	Oasea	March 27, 2023	March 31, 2023
Cretansea Maritime Co. (1)(3)	Marshall Islands	Cretansea	April 26, 2023	April 26, 2023
Synthesea Maritime Co. (1)(3)	Liberia	Note 9	Note 15	N/A
Exelixsea Maritime Co. (1)	Marshall Islands	Note 5	N/A	N/A

(1)	Subsidiaries wholly owned
(2)	Management company
(3)	Bareboat charterers